PROPERTY, EQUIPMENT AND SOFTWARE, NET - Allocation of depreciation expenses on property, equipment and software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 76,488	$ 54,957	$ 12,790
Property, equipment and software, net	316,447	354,617
Asset Pledged as Collateral | WFOE exchangeable notes
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, net		37,287
Asset Pledged as Collateral | Other short-term financing arrangements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, net	370	0
Cost of revenues
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	27,124	16,111	38
Research and development expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	7,158	3,238	2,681
Selling and marketing expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	22,984	18,350	5,476
General and administrative expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 19,222	$ 17,258	$ 4,595